Condensed Interim Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating Activities
Net (loss) income	$ (13,553,616)	$ 6,885,430
Items not effecting cash
Amortization	4,080,759	2,217,381
Accretion expense	208,842	233,716
Biological assets fair value adjustment expensed to cost of sales	17,301,866	8,929,309
Unrealized gain on changes in fair value of biological assets	(27,840,156)	(19,891,851)
Loss on equity accounted investment	385,110	147,056
Loss on revaluation of investment	2,087,912
Loss on revaluation of derivative liability		1,625,336
Interest (income) expense, net of interest income	(311,954)	205,664
Expenses settled with inventory		70,280
Expenses settled with issuance of common shares		135,000
Deferred income taxes	1,433,000
Share-based compensation	8,056,451	2,310,678
Cash flows from used in operations before changes in working capital	(8,151,786)	2,867,999
Changes in non-cash working capital
Harmonized sales tax recoverable	1,144,600	(2,539,718)
Inventory and biological assets	(13,857,744)	(3,529,772)
Accounts receivable	(5,414,749)	(77,210)
Prepaid expenses	(393,533)	(1,967,531)
Accounts payable and accrued liabilities	6,226,461	4,744,686
Cash flows used in operating activities	(20,446,751)	(501,546)
Investing Activities
Purchase of property and equipment	(33,019,302)	(23,993,811)
Disposal of property and equipment		136,235
Acquisition of Greenhouse and related assets		(6,500,000)
Interest received	213,651	54,539
Purchase of investments and financial assets	(13,880,231)	(283,816)
Purchase of short term investments	(200,984,420)	(900,000)
Redemption of short term investments	138,162,050	700,000
Cash flows used in investing activities	(109,508,252)	(30,786,853)
Financing Activities
Proceeds from warrant private placement, net of issue costs		43,613,330
Proceeds from exercise of warrants	3,353,486	1,332,467
Proceeds from exercise of stock options	1,830,691	50,000
Proceeds from mortgage, net of costs	13,279,638
Proceeds from share issuance, net of costs	103,470,364
Repayment of mortgage	(239,994)
Repayment of promissory note	(200,000)
Interest paid	(478,169)	(566,500)
Restricted cash held as collateral on credit card financing	765	(75,000)
Cash flows provided by financing activities	121,016,781	44,354,297
Net (decrease) increase in cash	(8,938,222)	13,065,898
Cash, at beginning of period	17,961,043	4,895,145
Cash, at end of period	$ 9,022,821	$ 17,961,043